Bradley Strickling

Counsel, 2VP

Writer’s Direct Number: (205) 268-7884

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

September 6, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          Protective Life Insurance Company

Protective COLI VUL

Protective Executive Benefits Registered VUL Policy

Filing Pursuant to Rule 497(j) for

File No. 333-248236; 811-23604

Commissioners:

On behalf of  Protective Life Insurance Company and the Protective COLI VUL, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Executive Benefits Registered VUL”, a variable life policy, and otherwise required to be filed under Rule 497(j) does not differ from the Prospectus and Statement of Additional Information contained in Post- Effective Amendment No. 3 for Protective COLI VUL as filed with the Commission on August 31, 2022 via EDGARLINK.

Please do not hesitate to call me at (205) 268-7884 if you have any questions.

Sincerely,

/s/ Bradley Strickling
Bradley Strickling